Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible assets

16.	Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable) and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangible assets also include: (i) infrastructure right-of-use of other companies, and (ii) goodwill on expectation of future profits in purchases of companies.

Amortization charges are calculated using the straight-line method over the estimated useful life of the assets contracted and over the terms of the authorizations. The useful life estimates of intangible assets are reviewed regularly.

The financial charges on resources raised without a specific destination, used for the purpose of obtaining a qualifying asset, are capitalized when there is an expectation of future economic benefits and reliable measurement. Thus, the Company applies the IAS 23 standard, where loan costs that are directly attributable to the acquisition, construction, or production of a qualifying asset are included in the cost of that asset.

Intangible assets with undefined useful lives are not amortized (e.g., goodwill in the acquisition of companies) but tested for impairment on an annual basis, individually or at cash generating unit level.

(a)	Changes in intangible assets

	Balance in 2024	Additions/ Amortization	Write-offs	Transfers	Balance in 2025

Total cost of intangible assets, gross	47,460,121	1,706,746	(1,132)	-	49,165,735
Software licenses	24,058,388	-	(1,132)	1,575,776	25,633,032
Authorizations	18,903,457	44,327	-	35,340	18,983,124
Goodwill	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	212,703	-	-	7,544	220,247
List of customers	253,629	-	-	-	253,629
Other assets	583,355	-	-	3,336	586,691
Intangible assets under development	336,420	1,662,419	-	(1,621,996)	376,843

Total accumulated amortization	(32,605,161)	(1,969,183)	1,132	-	(34,573,212)
Software licenses	(21,722,385)	(983,061)	1,132	-	(22,704,314)
Authorizations	(10,272,479)	(899,414)	-	-	(11,171,893)
Infrastructure right-of-use - LT Amazonas	(108,270)	(11,996)	-	-	(120,266)
List of customers	(88,219)	(33,082)	-	-	(121,301)
Other assets	(413,808)	(41,630)	-	-	(455,438)

Total intangible assets, net	14,854,960	(262,437)	-	-	14,592,523
Software licenses(c)	2,336,003	(983,061)	-	1,575,776	2,928,718
Authorizations(f)	8,630,978	(855,087)	-	35,340	7,811,231
Goodwill(d)	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	104,433	(11,996)	-	7,544	99,981
List of customers	165,410	(33,082)	-		132,328
Other assets	169,547	(41,630)	-	3,336	131,253
Intangible assets under development	336,420	1,662,419	-	(1,621,996)	376,843

	Balance in 2023	Additions/ Amortization	Write-offs	Transfers	Balance in 2024

Total cost of intangible assets, gross	46,313,583	1,146,747	(209)	-	47,460,121
Software licenses	23,167,846	-	(54)	890,596	24,058,388
Authorizations	18,794,239	63,915	-	45,303	18,903,457
Goodwill	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	207,589	-	-	5,114	212,703
List of customers	253,629.00	-	-	-	253,629
Other assets	574,245	-	-	9,110	583,355
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

Total accumulated amortization	(30,688,542)	(1,916,673)	54	-	(32,605,161)
Software licenses	(20,785,708)	(936,731)	54	-	(21,722,385)
Authorizations	(9,377,907)	(894,572)	-	-	(10,272,479)
Infrastructure right-of-use - LT Amazonas	(97,174)	(11,096)	-	-	(108,270)
List of customers	(55,137)	(33,082)	-	-	(88,219)
Other assets	(372,616)	(41,192)	-	-	(413,808)

Total intangible assets, net	15,625,041	(769,926)	(155)	-	14,854,960
Software licenses(c)	2,382,138	(936,731)	-	890,596	2,336,003
Authorizations(f)	9,416,332	(830,657)	-	45,303	8,630,978
Goodwill(d)	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	110,415	(11,096)	-	5,114	104,433
List of customers	198,492.00	(33,082)	-	-	165,410
Other assets	201,629	(41,192)	-	9,110	169,547
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

The intangible assets in development represent the cost of projects in progress related to the intangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

(b) Amortization rates

Annual %

Software licenses	20
Authorizations	5−25
Infrastructure right-of-use	Up to 5
Other assets	Up to 10
List of Cozani’s customer	13.04
Surplus from Cozani authorizations	5.66

(c) Software licenses

Software maintenance costs are recognized as an expense, as incurred. Development costs that are directly attributable to software product design and testing, and are identifiable and exclusive, controlled by the Company, are recognized as intangible assets when the capitalization criteria are met.

Directly attributable costs that are capitalized as part of the software product are related to employee costs directly allocated in its development.

(d) Goodwill

The Company has the following goodwill, based on the expected future profitability on December 31, 2025 and December 31, 2024:

	2025	2024

Goodwill	3,112,169	3,112,169

Acquisition of Cozani	2,636,426	2,636,426
Acquisitions of TIM Fiber SP and TIM Fiber RJ	108,172	108,172
Acquisition of “Intelig” by TIM Participações	210,015	210,015
Acquisition of minority interests in TIM Sul and TIM Nordeste	157,556	157,556

Goodwill on the acquisition of Cozani

In April 2022, the Company acquired 100% of Cozani, with a total consideration paid of R$ 7,211,585 and identifiable assets, net of liabilities assumed, at a fair value of R$ 4,575,159. Therefore, having a remaining amount of goodwill totaling R$ 2,636,426, which is recorded on December 31, 2025 and December 31, 2024. Among the assets identified in the business combination process of Cozani, the Company identified a surplus value of the acquired radio frequencies amounting to R$ 3,038,951 and a customer list of R$ 253,629.

On October 4, 2023, the Arbitration Chamber Court approved an agreement related to the Post-Closing Adjustment, celebrated, on the one hand, between TIM S.A., Telefônica Brasil S.A. and Claro S.A. and, on the other hand, Oi S.A. – Under Court-Ordered Reorganization, as a way of putting an end to the controversy and the arbitration procedure related to the Post-Closing Adjustment. The final price of the portion of UPI Ativos Móveis assigned to the Company, considering the Post-Closing Adjustment negotiated in the Agreement (except for the contract targets), was R$ 6.6 billion.

Goodwill from TIM Fiber SP and TIM Fiber RJ – TIM Celular S.A. (merged by Intelig, current TIM S.A.) acquired, at the end of 2011, the companies Eletropaulo Telecomunicações Ltda. (subsequently TIM Fiber SP) and AES Communications Rio de Janeiro S.A. (subsequently TIM Fiber RJ). TIM Fiber SP and TIM Fiber RJ were merged into TIM Celular S.A. on August 29, 2012. TIM Celular S.A. definitively recorded goodwill arising from these companies of R$ 1,159,649.

As described in Note 14, in November 2021, the Company sold 51% of the equity interest in Fiber Co (now I-Systems), a company that received the net assets related to the secondary network infrastructure of residential broadband. Due to the transaction closing, TIM S.A. wrote off R$ 1,051,477 of the goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A, leaving R$ 108,172 of goodwill on December 31, 2025, and December 31, 2024.

On August 31, 2020, with the merger of TIM Participações S.A. by TIM S.A., the Company recorded the goodwill arising from the merger of the net assets of TIM Participações, which were originated in acquisition transactions as described below:

Goodwill acquisition of "Intelig" by TIM Participações – the goodwill arising from the acquisition of TIM S.A. (formerly”Intelig") in December 2009 in the amount of R$ 210,015 is represented/based on the expectation of future profitability of the Company.

Goodwill from the acquisition of minority interests in TIM Sul and TIM Nordeste – TIM Participações S.A. (merged by TIM S.A. in August 2020) acquired in 2005, all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$ 157,556.

Impairment test

As required by the accounting standard, the Company tests goodwill on business combinations. The methodology and assumptions used by Management in the impairment test is summarized below:

The Company’s management understands that the smallest unit cash generating unit for impairment testing of goodwill in the acquisition of the companies previously described covers TIM S.A.

On December 31, 2025, the impairment test was performed by comparing the book value with the fair value less cost of disposal, as foreseen in IAS 36 / IFRS 13.

For the calculation of fair value, the Company considered the level of hierarchy within which the measurement of the fair value of the asset (cash generating unit). For the Company, as there is only one CGU this was classified in its entirety as Level 1. Disposal costs were considered not to be relevant in the calculation, considering the significant difference between the fair value level 1 and the book value of the cash generating unit.

The fair value of Level 1 financial instruments comprises the instruments traded in active markets and based on quoted market prices on the balance sheet date. The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”) with code (TIMS3) and have a regular trading volume that allows the measurement (Level 1) as the product between the quoted price for the individual asset or liability and the amount held by the entity.

On December 31, 2025, and December 31, 2024, the measurement was made based on the value of the Company’s share at the balance sheets closing dates, with the fair value determined higher than the book value, which includes all tangible assets, intangible assets, and investments in associate and concluded that no impairment indicators existed as of year-end. Additionally, management performed sensitivity analyses and in none of the scenarios performed an impairment charge would have to be recognized, since the Company’s fair value was higher than the book value of the CGU.

(e) Infrastructure right-of-use - LT Amazonas

In 2023, the Company has signed infrastructure rights agreements with companies that operate electricity transmission lines in the Northern Region of Brazil. These contracts fall within the scope of IFRS 16 as financial commercial leases.

Additionally, the Company has signed network infrastructure sharing agreements with Telefónica Brasil S.A., also in the North Region. In these, the two operators optimize resources and reduce their respective operating costs.

(f) Authorizations

4G License

In this item are recorded the values related to the acquisition of Lot 2 in the auction of the 700 MHz band in the amount of R$ 1,739 million, in addition to the costs related to the cleaning of the frequency of the 700 MHZ band acquired, which totaled R$ 1,199 million, in nominal values. As it is a long-term obligation, which were paid in December 2014, the amount payable of R$ 1,199 million was reduced by R$ 47 million by applying the concept of adjustment to present value (“AVP”). The aforementioned license fell under the concept of qualifying asset under IAS 23. Consequently, financial charges on resources raised without a specific destination, used for the purpose of obtaining a qualifying asset, were capitalized between the years 2014 and 2019. The total amount recorded in the Company’s intangible assets is R$ 3,498 million (R$ 3,498 million as of December 31, 2024).

5G License

In 2021, TIM acquired 5G licenses in the Anatel auction, generating the accounting of an intangible asset related to the licenses in the amount of R$ 884 million and the obligations related to these licenses in the amount of R$ 2,680 million. The payment for the licenses will be made over a period from 10 to 20 years, while the related obligations had payments made between 2022 and 2024.

Furthermore, in the case of the 3.5 GHz radiofrequency licenses, as it is a qualifying asset under IAS 23, the Company capitalized loan costs during the implementation period. This capitalization was completed in the second quarter of 2023, with the availability of the assets for use and their transfer to authorizations. The total amount recorded in the Company’s intangible assets is R$ 4,053 million (R$ 4,053 million as of December 31, 2024).